As filed with the Securities and Exchange Commission on January 13, 2016

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 413	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 414	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 413 relates to the following funds:

JPMorgan Diversified Real Return Fund
JPMorgan Floating Rate Income Fund
JPMorgan Global Bond Opportunities Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Westerville and State of Ohio on the 13th day of January, 2016.

JPMORGAN TRUST I

By:	ROBERT L. YOUNG*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on January 13, 2016.

	JOHN F. FINN*	MITCHELL M. MERIN*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*	ROBERT A. ODEN, JR.*
	Dr. Matthew Goldstein Trustee	Robert A. Oden, Jr. Trustee

	ROBERT J. HIGGINS*	MARIAN U. PARDO*
	Robert J. Higgins* Trustee	Marian U. Pardo Trustee

	FRANKIE D. HUGHES*	FREDERICK W. RUEBECK*
	Frankie D. Hughes Trustee	Frederick W. Ruebeck Trustee

	PETER C. MARSHALL*	JAMES J. SCHONBACHLER*
	Peter C. Marshall Trustee	James J. Schonbachler Trustee

	MARY E. MARTINEZ*	ROBERT L. YOUNG*
	Mary E. Martinez Trustee	Robert L. Young President and Principal Executive Officer

MARILYN MCCOY*
Marilyn McCoy Trustee

LAURA M. DEL PRATO*
Laura M. Del Prato
Treasurer and Principal Financial Officer

*By	/S/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase